Revenue (Tables)	12 Months Ended
Dec. 31, 2022
6. Revenue
Revenue
Electric Gas Other
Florida Canadian
Other

Gas Utilities Inter-
Electric Electric Electric
and

Segment
millions of dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2022

Regulated Revenue
Residential $

1,799 $

834 $

184 $

800 $ -

$ -

$

3,617
Commercial

869

427

282

461 -

-

2,039
Industrial

230

353

32

83 -

(7)

691
Other regulatory deferrals

371

28

12 -

-

-

411
Other (1)

18

33

8

283 -

(7)

335
Finance income (2)(3) -

-

-

61 -

61

Regulated revenue
$

3,287 $

1,675 $

518 $

1,688 $ -

$ (14) $

7,154
Non-Regulated Revenue
Marketing and trading margin (4) -

-

-

-

143 -

143
Other non-regulated operating
revenue
-

-

-

16

16 (10)

22
Mark-to-market (3) -

-

-

-

281 (12)

269

Non-regulated revenue
$ -

$ -

$ -

$

16 $

440 $ (22) $

434
Total operating revenues $

3,287 $

1,675 $

518 $

1,704 $

440 $ (36) $

7,588
For the year ended December 31, 2021

Regulated Revenue
Residential $

1,449 $

797 $

165 $

642 $ -

$ -

$

3,053
Commercial

754

407

232

379 -

-

1,772
Industrial

215

237

26

65 -

(2)

541
Other regulatory deferrals

289

27

7 -

-

-

323
Other (1)

17

33

15

122 -

(8)

179
Finance income (2)(3) -

-

-

58 -

-

58

Regulated revenue
$

2,724 $

1,501 $

445 $

1,266 $ -

$ (10)

5,926
Non-Regulated

Marketing and trading margin (4) -

-

-

-

102 -

102
Other non-regulated operating
revenue
-

-

-

14

30 (21)

23
Mark-to-market (3) -

-

-

-

(289)

3 (286)

Non-regulated revenue
$ -

$ -

$ -

$

14 $ (157) $ (18) (161)
Total operating revenues $

2,724 $

1,501 $

445 $

1,280 $ (157) $ (28) $

5,765
(1) Other includes rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with
customers.